DEBT (Details) - 12% Convertible Notes - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013
DEBT (Details) - 12% Convertible Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		14.00%			8.50%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 5.00
Debt Instrument, Unamortized Discount	$ 279,435	$ 800,318	$ 1,934,750
Convertible Debt			50,000
12% Convertible Notes [Member]
DEBT (Details) - 12% Convertible Notes [Line Items]
Debt Conversion, Original Debt, Amount	$ 321,123
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	64,225
Debt Instrument, Convertible, Terms of Conversion Feature	The December 2013 Issuance and the January 2014 Issuance (collectively, the “12% Convertible Notes”) included a provision that if the trading stock price exceeded $10 for twenty consecutive trading days and the daily volume for those twenty consecutive trading days exceeds 25,000 shares, then the 12% Convertible Notes convert into shares of our common stock on or after December 1, 2015.
Debt Instrument, Convertible, Threshold Trading Volumne (in Shares)	25,000
Debt Instrument Individual Principal Amount				$ 1,605,000
Debt Instrument, Interest Rate, Effective Percentage				12.00%		12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 5.00		$ 5.00
Debt Instrument, Unamortized Discount			$ 2,450,000	$ 1,605,000
Convertible Debt		$ 3,451,376		4,120,126
Minimum [Member] | 12% Convertible Notes [Member]
DEBT (Details) - 12% Convertible Notes [Line Items]
Debt Instrument Individual Principal Amount				10,000		$ 10,000
Maximum [Member] | 12% Convertible Notes [Member]
DEBT (Details) - 12% Convertible Notes [Line Items]
Debt Instrument Individual Principal Amount				$ 200,000		$ 150,000
Automatic Conversion [Member] | 12% Convertible Notes [Member]
DEBT (Details) - 12% Convertible Notes [Line Items]
Debt Conversion, Original Debt, Amount	$ 1,330,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	266,000